Other Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Other Assets, Net
Other Assets, Net
Other assets, net, consisted of the following as of March 31, 2019 and December 31, 2018 (amounts in thousands):

	March 31, 2019	December 31, 2018
Deferred financing costs, related to the revolver portion of the secured credit facility, net of accumulated amortization of $4,915 and $4,686, respectively	$2,886	$3,053
Restricted cash	11,614	11,167
Tenant receivables	4,749	6,080
Straight-line rent receivable	35,359	32,685
Prepaid and other assets	9,093	8,344
Derivative assets	3,420	6,204
	$67,121	$67,533

Other Assets, Net
Other assets, net, consisted of the following as of December 31, 2018 and 2017 (amounts in thousands):

	December 31, 2018	December 31, 2017
Deferred financing costs, related to the revolver portion of the secured credit facility, net of accumulated amortization of $4,686 and $3,426, respectively	$3,053	$1,850
Real estate escrow deposits	—	100
Restricted cash	11,167	10,944
Tenant receivables	6,080	4,916
Straight-line rent receivable	32,685	19,321
Prepaid and other assets	8,344	6,117
Derivative assets	6,204	3,934
	$67,533	$47,182

Amortization of deferred financing costs related to the revolver portion of the secured credit facility for the years ended December 31, 2018, 2017 and 2016 was $1,260,000, $1,637,000 and $987,000, respectively, which was recorded as interest expense in the accompanying consolidated statements of comprehensive income.